Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

The following Pay Versus Performance table (PVP Table) provides SEC-required information about compensation for 2022 for the NEOs, as well as our named executive officers from our 2021 and 2020 proxy statements. The PVP Table also provides information about the results for certain measures of financial performance for both the Company and certain of our peers during those same covered years. In reviewing this information, there are a few important things we believe you should consider:

►	We provide information in the PVP Table below about our Company absolute TSR results, absolute TSR results for a peer group of companies identified in the PVP Table and our GAAP net income results (collectively, the External Measures) during 2020 through 2022 (the Covered Years). We did not, however, base any compensation decisions for the PVP NEOs on, or link any PVP NEO compensation to, these particular External Measures because the External Measures were not metrics used in our short-term or LTI plans during the Covered Years. In addition, the peer group used for purposes of this PVP Table disclosure is substantially different than the comparator companies against which we evaluate relative TSR performance for our NEOs for purposes of our PSU awards, as described above on page 84.

►	For purposes of selecting the Company-Selected Measure, SEC guidance requires the use of a financial performance measure applicable to the most recently completed fiscal year, rather than a measure applicable over a multi-year performance period that includes the applicable fiscal year as the final year. We believe that relative TSR is the most important financial measure that demonstrates how we sought to link executive pay to performance for 2022. Our 2022 LTI plans utilize and apply significant weighting to the 3-year relative TSR performance measure for the Covered Years, as described above on page 75. As a result, we have determined that 1-year relative TSR should be designated as the “Company-Selected Measure” to be included in the column (i) of the PVP Table below.

					Value of Initial Fixed $100 Investment Based On
Fiscal Year (a)	Summary Compensation Table Total for CEO ($) (b)	Compensation Actually Paid to CEO ($) (c)	Average Summary Compensation Table Total for non-CEO NEOs ($) (d)	Average Compensation Actually Paid to non-CEO NEOs ($) (e)	Southern Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income ($s millions) (h)	Company Selected Measure One-Year Relative TSR Percentile ($) (i)
2022	24,006,670	42,131,615	5,668,554	6,722,302	126.71	111.24	3,524	82nd percentile
2021	21,243,559	35,516,807	5,210,958	7,015,374	117.07	113.92	2,393	100th percentile
2020	22,366,850	23,821,625	7,160,434	6,386,601	100.63	99.38	3,119	83rd percentile

Named Executive Officers, Footnote [Text Block]	Thomas A. Fanning served as the Company’s CEO for each of the covered years.
Peer Group Issuers, Footnote [Text Block]

Column (g)

The peer group utilized in the table above is the Philadelphia Utilities Sector Index (UTY). For each Covered Year, the peer group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

PEO Total Compensation Amount	$ 24,006,670	$ 21,243,559	$ 22,366,850
PEO Actually Paid Compensation Amount	$ 42,131,615	35,516,807	23,821,625
Adjustment To PEO Compensation, Footnote [Text Block]

Column (c)

To calculate Compensation Actually Paid (CAP) to the CEO for a particular Covered Year, the following amounts were deducted from and added to the “Total” compensation amount for the CEO reflected in each year’s Summary Compensation Table (SCT):

Fiscal Year	Summary Compensation Total ($)	Minus: Summary Compensation Total “Stock Awards” ($)	Minus: Summary Compensation Table “Change in Pension Value and Nonqualified Deferred Compensation” ($)	Add: Stock Award Fair Value ($)	Add: Pension Service Costs ($)	Compensation Actually Paid ($)
2022	24,006,670	18,148,376	–	35,178,948	1,094,373	42,131,615
2021	21,243,559	14,902,407	1,689,005	29,781,197	1,083,463	35,516,807
2020	22,366,850	12,260,206	5,721,710	18,625,703	810,988	23,821,625

The deductions of “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation” are found in columns (d) and (f) of the SCT for each covered year.

Stock Award Fair Value

The addition of Stock Award Fair Value reflects:

	2020	2021	2022
Fair Value of Awards Granted during Year that remain unvested as of Year-End	$15,923,799	$24,336,709	$29,171,393
Fair Value of Awards Granted during Year that vested during such Year	–	–	–
Change in Fair Value from prior December 31 to December 31 of Year of Awards Granted in Prior Years that remain outstanding and unvested	$1,221,506	$4,290,670	$4,197,717
Change in Fair Value from Prior December 31 to Vesting Date for Awards that vested during Year	$1,480,398	$1,153,818	$1,809,838
Deduction of Fair Value of Awards Granted in Prior Years that were forfeited during Year	–	–	–
Increase based upon Incremental Fair Value of Awards modified during Year	–	–	–
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date of Award	–	–	–
Total	$18,625,703	$29,781,197	$35,178,948

Stock Award Fair Value was calculated based on the probable outcome of performance conditions as of the relevant measurement date, consistent with the approach described on page 87.

Pension Service Cost

The addition of Pension Service Costs reflects the annual service costs for the Pension Plan and supplemental pension plans described on page 93.

●	2020: Pension Plan - $51,093; SBP-P and SERP - $759,895

●	2021: Pension Plan - $57,000; SBP-P and SERP - $1,026,463

●	2022: Pension Plan - $51,833; SBP-P and SERP - $1,042,540

There were no plan amendments during the covered years that resulted in prior service costs.

Non-PEO NEO Average Total Compensation Amount	$ 5,668,554	5,210,958	7,160,434
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,722,302	7,015,374	6,386,601
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Column (d)

The non-principal executive officer NEOs reflected in columns (d) and (e) represent the following individuals for each of the Covered Years:

●	2020: Andrew W. Evans, W. Paul Bowers, Mark A. Crosswhite and Stephen E. Kuczynski

●	2021: Daniel S. Tucker, Mark A. Crosswhite, Stephen E. Kuczynski, Christopher C. Womack, Andrew W. Evans and W. Paul Bowers

●	2022: Daniel S. Tucker, Christopher C. Womack, Stephen E. Kuczynski and Mark A. Crosswhite

Column (e)

To calculate the average CAP payable to the NEOs other than the CEO for each Covered Year, the following amounts were deducted from and added to the “Total” compensation amount for such NEOs reflected in each year’s SCT:

Fiscal Year (a)	Summary Compensation Total ($)	Minus: Summary Compensation Total “Stock Awards” ($)	Minus: Summary Compensation Table “Change in Pension Value and Nonqualified Deferred Compensation” ($)	Add: Stock Award Fair Value ($)	Add: Pension Service Costs ($)	Compensation Actually Paid ($)
2022	5,668,554	2,473,815	1,076,963	4,217,535	386,991	6,722,302
2021	5,210,958	2,311,270	1,011,278	4,772,245	354,718	7,015,374
2020	7,160,434	2,661,877	2,282,080	3,823,469	346,656	6,386,601

The deductions of “Stock Awards” and “Change in Pension Value and Nonqualified Deferred Compensation” are found in columns (d) and (f) of the Summary Compensation Table for each covered year.

Stock Award Fair Value

The addition of Stock Award Fair Value reflects:

	2020	2021	2022
Fair Value of Awards Granted during Year that remain unvested as of Year-End	$12,843,483	$21,333,985	$13,579,729
Fair Value of Awards Granted during Year that vested during such Year	–	–	–
Change in Fair Value from prior December 31 to December 31 of Year of Awards Granted in Prior Years that remain outstanding and unvested	$460,564	$2,577,395	$2,192,325
Change in Fair Value from Prior December 31 to Vesting Date for Awards that vested during Year	$1,989,828	$4,722,091	$1,098,085
Deduction of Fair Value of Awards Granted in Prior Years that were forfeited during Year	–	–	–
Increase based upon Incremental Fair Value of Awards modified during Year	–	–	–
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date of Award
Total	$15,293,875	$28,633,471	$16,870,139
Average	$3,823,469	$4,772,245	$4,217,535

Stock Award Fair Value was calculated based on the probable outcome of performance conditions as of the relevant measurement date, consistent with the approach described on page 87.

Pension Service Cost

The addition of Pension Service Costs reflects the average annual service costs for the Pension Plan and supplemental pension plans described on page 93.

	2020	2021	2022
Aggregate Non-CEO NEO Pension Plan Service Cost	$192,373	$323,824	$221,538
Aggregate Non-CEO NEO Supplemental Plan Service Cost	$1,194,252	$1,804,485	$1,326,427
Total	$1,386,625	$2,128,309	$1,547,965
Average	$346,656	$354,718	$386,991

There were no plan amendments during the years covered in the table that resulted in prior service costs.

Column (f)

For each Covered Year, our absolute TSR was calculated based on the yearly percentage change in our cumulative TSR on our common stock, par value $5.00 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing stock price on the NYSE on December 31, 2019 through and including the last day of the covered year (each one-year, two-year and three-year periods, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. Company TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs. 1-Yr rTSR*
Total Shareholder Return Vs Peer Group [Text Block]	Southern TSR vs. Peer Group TSR
Tabular List [Table Text Block]

Most Important Performance Measures

The following Tabular List provides what the Company believes represent the most important financial performance measures (including relative TSR) we used to link CAP for our PEO and non-PEO NEOs for 2022 to our performance for 2022:

Most Important Performance Measures
1-year Relative TSR
3-year Relative TSR
Return on Equity (ROE)
Earnings per Share (EPS)
GHG Reduction Goal

Total Shareholder Return Amount	$ 126.71	117.07	100.63
Peer Group Total Shareholder Return Amount	111.24	113.92	99.38
Net Income (Loss)	$ 3,524,000,000	$ 2,393,000,000	$ 3,119,000,000
Company Selected Measure Amount	82	100	83
PEO Name	Thomas A. Fanning	Thomas A. Fanning	Thomas A. Fanning
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	1-year Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	3-year Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity (ROE)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share (EPS)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	GHG Reduction Goal
S C T Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 18,148,376	$ 14,902,407	$ 12,260,206
S C T Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,689,005	5,721,710
Stock Award Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,178,948	29,781,197	18,625,703
Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,094,373	1,083,463	810,988
P E O Fair Value Uninvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,171,393	24,336,709	15,923,799
P E O Fair Value Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Change In Fair Value Uninvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,197,717	4,290,670	1,221,506
P E O Change In Fair Value Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,809,838	1,153,818	1,480,398
P E O Deduction Of Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Increase Based Upon Incremental Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Increase Basedon Dividends Or Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O S C T Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,178,948	29,781,197	18,625,703
Non P E O S C T Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,473,815	2,311,270	2,661,877
Non P E O S C T Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,076,963	1,011,278	2,282,080
Non P E O Stock Award Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,217,535	4,772,245	3,823,469
Non P E O Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	386,991	354,718	346,656
N E O Fair Value Uninvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,579,729	21,333,985	12,843,483
N E O Fair Value Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
N E O Change In Fair Value Uninvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,192,325	2,577,395	460,564
N E O Change In Fair Value Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,098,085	4,722,091	1,989,828
N E O Deduction Of Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
N E O Increase Based Upon Incremental Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
N E O Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,870,139	28,633,471	15,293,875
N E O Average [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,217,535	$ 4,772,245	$ 3,823,469